Equity (Details 4) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Dividend payables	$ 8,154
First Installment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	May 12, 2025
Date of record	Jun. 02, 2025
Amount per common and preferred share | $ / shares	$ 0.1600
Dividend payables	$ 2,062
Second Installment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Aug. 07, 2025
Date of record	Aug. 21, 2025
Amount per common and preferred share | $ / shares	$ 0.1230
Dividend payables	$ 1,585
Third Installment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Nov. 06, 2025
Date of record	Dec. 22, 2025
Amount per common and preferred share | $ / shares	$ 0.1765
Dividend payables	$ 2,275
Total Anticipated Dividends [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.4595
Dividend payables	$ 5,922
Indexation To The S E L I C Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.0092
Dividend payables	$ 118
S E L I C Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.4687
Dividend payables	$ 6,040